Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory [Abstract]
Schedule of inventory
	2018	2017
Finished goods for sale	$-	$272,402
Less: Allowance for write downs	-	-
	$-	$272,402

	December 31	December 31
	2017	2016
Finished goods for sale	$272,402	$-
Less: Allowance for write downs	-	-
	$272,402	$-